Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended	60 Months Ended		62 Months Ended	97 Months Ended	105 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000253898
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwheel Next Generation Power Infrastructure Fund, Institutional Class Shares
C000253897
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwheel Next Generation Power Infrastructure Fund, Class A Shares
C000174122
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwheel Global Emerging Equity Fund, Institutional Class Shares
C000174121
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Redwheel Global Emerging Equity Fund, Class I Shares
Without Sales Load [Member] | C000253898
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	6.17%		5.33%	5.12%
Without Sales Load [Member] | C000253897
Average Annual Return [Line Items]
Average Annual Return, Percent		16.96%	5.87%	5.63%	5.09%
Without Sales Load [Member] | C000174122
Average Annual Return [Line Items]
Average Annual Return, Percent			20.45%		6.42%			6.51%
Without Sales Load [Member] | C000174121
Average Annual Return [Line Items]
Average Annual Return, Percent			20.24%		6.29%		3.51%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		15.63%	17.27%		13.54%	13.25%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		15.63%	17.27%	13.91%	13.54%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent			17.32%		7.02%			7.78%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent			17.32%		7.02%		5.12%
S&P Global Infrastructure Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		S&P Global Infrastructure Index (USD) (NR)
Average Annual Return, Percent		13.52%	15.80%		12.62%	11.47%
S&P Global Infrastructure Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		S&P Global Infrastructure Index (USD) (TR)
Average Annual Return, Percent		14.38%	16.78%		13.59%	12.43%
S&P Global Infrastructure Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		S&P Global Infrastructure Index (USD) (NR)
Average Annual Return, Percent		13.52%	15.80%	12.79%	12.62%
S&P Global Infrastructure Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		S&P Global Infrastructure Index (USD) (TR)
Average Annual Return, Percent		14.38%	16.78%	13.75%	13.59%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.